Accounts Receivables- Movements of allowance for accounts receivables - (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
Accounts Receivables
Balance at the beginning of the year	¥ 0
Additions	205,489	$ 28,943
Balance at the end of the year	¥ 205,489	$ 28,943